Note 16 - Investment Securities	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of investment securities [text block]
16.	INVESTMENT SECURITIES

	2021	2020

Investment on debt securities (i)	192.9	213.9
Non-current investment securities	192.9	213.9

Financial assets at fair value through profit or loss	1,914.6	1,700.0
Current investment securities	1,914.6	1,700.0

Total	2,107.5	1,913.9

(i) The balance refers substantially to Bank Deposit Certificates (“CDB”) linked to tax incentives that do not have immediate convertibility into a known amount of cash.